IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Sep. 30, 2020	Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2018	Nov. 01, 2017
ASSETS
Cash and due from banks	$ 6,445		$ 4,863		$ 4,735	$ 3,971
Interest-bearing deposits with banks	164,149		25,583
Trading loans, securities, and other	148,318		146,000
Non-trading financial assets at fair value through profit or loss	8,548		6,503
Derivatives	54,242		48,894
Financial assets designated at fair value through profit or loss	4,739		4,040
Financial assets at fair value through other comprehensive income	103,285		111,104
Debt securities at amortized cost, net of allowance for credit losses	227,679		130,497
Securities purchased under reverse repurchase agreements	169,162		165,935
Loans
Residential mortgages	252,219		235,640
Consumer instalment and other personal	185,460		180,334
Credit card	32,334		36,564
Business and government	255,799		236,517
Total loans	725,812		689,055
Allowance for loan losses	(8,289)		(4,447)
Loans, net of allowance for loan losses	717,523		684,608
Customers' liability under acceptances	14,941		13,494
Goodwill	17,148		16,976		16,536
Other intangibles	2,125		2,503
Land, buildings, equipment, and other depreciable assets	10,136		5,513
Deferred tax assets	2,444		1,799
Amounts receivable from brokers, dealers, and clients	33,951		20,575
Other assets	18,856		17,087
Total assets	1,715,865		1,415,290		1,334,903
LIABILITIES
Trading deposits	19,177		26,885
Derivatives	53,203		50,051
Securitization liabilities at fair value	13,718		13,058
Financial liabilities designated at fair value through profit or loss	59,665		105,131
Deposits
Personal	625,200		503,430
Banks	28,969		16,751
Business and government	481,164		366,796
Total deposits	1,135,333		886,977
Acceptances	14,941		13,494
Obligations related to securities sold short	34,999		29,656
Obligations related to securities sold under repurchase agreements	188,876		125,856
Securitization liabilities at amortized cost	15,768		14,086
Amounts payable to brokers, dealers, and clients	35,143		23,746
Insurance-related liabilities	7,590		6,920
Other liabilities	30,476		21,004
Subordinated notes and debentures	11,477		10,725
Equity	95,499		87,701		$ 80,040
Total liabilities and equity	1,715,865	$ 75,231	1,415,290	$ 57,671
Off-balance sheet commitments
Total off-balance sheet commitments	266,867		244,633
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	260,753		230,640
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,867
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,247		3,200
Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			7,621
Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			3,172
TD Schwab [member]
Loans
Investment	12,174
TD Ameritrade [member]
Loans
Investment			9,316
Other assets		36,223		27,303
Total assets		75,231		57,671
Deposits
Other liabilities		7,174		6,205
Equity		$ 13,368		$ 11,459
Not later than one month [member]
ASSETS
Cash and due from banks	6,437		4,857
Interest-bearing deposits with banks	161,326		23,412
Trading loans, securities, and other	4,363		1,197
Non-trading financial assets at fair value through profit or loss	80		147
Derivatives	5,299		5,786
Financial assets designated at fair value through profit or loss	820		195
Financial assets at fair value through other comprehensive income	2,501		1,431
Debt securities at amortized cost, net of allowance for credit losses	6,444		1,878
Securities purchased under reverse repurchase agreements	98,721		98,904
Loans
Residential mortgages	472		2,006
Consumer instalment and other personal	706		850
Business and government	27,193		29,460
Total loans	28,371		32,316
Loans, net of allowance for loan losses	28,371		32,316
Customers' liability under acceptances	12,699		11,127
Amounts receivable from brokers, dealers, and clients	33,951		20,575
Other assets	3,521		2,548
Total assets	364,533		204,373
LIABILITIES
Trading deposits	1,802		5,837
Derivatives	4,718		7,180
Financial liabilities designated at fair value through profit or loss	18,654		22,193
Deposits
Personal	6,240		5,218
Banks	12,870		6,771
Business and government	25,387		18,576
Total deposits	44,497		30,565
Acceptances	12,699		11,127
Obligations related to securities sold short	698		384
Obligations related to securities sold under repurchase agreements	122,433		101,856
Amounts payable to brokers, dealers, and clients	35,143		23,746
Insurance-related liabilities	306		190
Other liabilities	7,672		2,845
Total liabilities and equity	248,622		205,923
Off-balance sheet commitments
Total off-balance sheet commitments	20,548		19,960
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,568		19,388
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	77
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	903		408
Not later than one month [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			82
Not later than one month [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			82
Over 1 month to 3 months [member]
ASSETS
Cash and due from banks	8		6
Interest-bearing deposits with banks	656		1,137
Trading loans, securities, and other	6,920		3,990
Non-trading financial assets at fair value through profit or loss			2
Derivatives	7,167		8,472
Financial assets designated at fair value through profit or loss	183		696
Financial assets at fair value through other comprehensive income	2,799		3,818
Debt securities at amortized cost, net of allowance for credit losses	23,449		5,233
Securities purchased under reverse repurchase agreements	30,246		34,839
Loans
Residential mortgages	2,845		5,595
Consumer instalment and other personal	1,423		1,819
Business and government	4,938		5,573
Total loans	9,206		12,987
Loans, net of allowance for loan losses	9,206		12,987
Customers' liability under acceptances	2,036		2,211
Land, buildings, equipment, and other depreciable assets	1
Other assets	1,060		1,391
Total assets	83,731		74,782
LIABILITIES
Trading deposits	2,429		3,025
Derivatives	6,783		7,968
Securitization liabilities at fair value	608		668
Financial liabilities designated at fair value through profit or loss	7,290		25,370
Deposits
Personal	8,996		8,990
Banks	1,592		1,459
Business and government	24,703		10,049
Total deposits	35,291		20,498
Acceptances	2,036		2,211
Obligations related to securities sold short	1,095		654
Obligations related to securities sold under repurchase agreements	23,944		20,224
Securitization liabilities at amortized cost	1,055		513
Insurance-related liabilities	350		315
Other liabilities	3,630		3,142
Total liabilities and equity	84,511		84,588
Off-balance sheet commitments
Total off-balance sheet commitments	24,037		22,792
Over 1 month to 3 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,526		21,652
Over 1 month to 3 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	169
Over 1 month to 3 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	342		793
Over 1 month to 3 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			165
Over 1 month to 3 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			182
Over 3 months to 6 months [member]
ASSETS
Interest-bearing deposits with banks			77
Trading loans, securities, and other	7,866		3,916
Non-trading financial assets at fair value through profit or loss	600		37
Derivatives	4,554		3,255
Financial assets designated at fair value through profit or loss	631		156
Financial assets at fair value through other comprehensive income	8,490		4,161
Debt securities at amortized cost, net of allowance for credit losses	16,052		2,254
Securities purchased under reverse repurchase agreements	23,879		24,000
Loans
Residential mortgages	7,286		8,013
Consumer instalment and other personal	3,437		3,170
Business and government	8,973		7,970
Total loans	19,696		19,153
Loans, net of allowance for loan losses	19,696		19,153
Customers' liability under acceptances	204		152
Land, buildings, equipment, and other depreciable assets	6
Other assets	643		2,830
Total assets	82,621		59,991
LIABILITIES
Trading deposits	2,065		4,166
Derivatives	3,997		3,603
Securitization liabilities at fair value	243		412
Financial liabilities designated at fair value through profit or loss	12,563		15,799
Deposits
Personal	9,139		9,459
Banks	313		150
Business and government	24,841		7,569
Total deposits	34,293		17,178
Acceptances	204		152
Obligations related to securities sold short	993		398
Obligations related to securities sold under repurchase agreements	30,879		2,993
Securitization liabilities at amortized cost	221		1,274
Insurance-related liabilities	382		388
Other liabilities	1,744		1,334
Total liabilities and equity	87,584		47,697
Off-balance sheet commitments
Total off-balance sheet commitments	27,468		20,186
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	25,918		18,391
Over 3 months to 6 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	183
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,367		1,360
Over 3 months to 6 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			250
Over 3 months to 6 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			185
Later than six months and not later than nine months [member]
ASSETS
Trading loans, securities, and other	6,913		3,171
Non-trading financial assets at fair value through profit or loss	2,271		668
Derivatives	2,810		2,109
Financial assets designated at fair value through profit or loss	234		82
Financial assets at fair value through other comprehensive income	6,101		6,339
Debt securities at amortized cost, net of allowance for credit losses	5,855		1,050
Securities purchased under reverse repurchase agreements	11,776		6,331
Loans
Residential mortgages	9,994		9,832
Consumer instalment and other personal	3,941		3,620
Business and government	11,653		9,496
Total loans	25,588		22,948
Loans, net of allowance for loan losses	25,588		22,948
Customers' liability under acceptances	2		4
Land, buildings, equipment, and other depreciable assets	91
Other assets	2,783		168
Total assets	64,424		42,870
LIABILITIES
Trading deposits	3,057		2,606
Derivatives	1,917		2,062
Securitization liabilities at fair value	652		494
Financial liabilities designated at fair value through profit or loss	15,892		20,496
Deposits
Personal	9,550		7,691
Banks	56		1
Business and government	15,274		10,482
Total deposits	24,880		18,174
Acceptances	2		4
Obligations related to securities sold short	823		819
Obligations related to securities sold under repurchase agreements	1,791		694
Securitization liabilities at amortized cost	422		355
Insurance-related liabilities	316		330
Other liabilities	701		1,293
Total liabilities and equity	50,453		47,327
Off-balance sheet commitments
Total off-balance sheet commitments	20,504		14,451
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20,089		13,537
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	188
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	227		461
Later than six months and not later than nine months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			247
Later than six months and not later than nine months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			206
Later than nine months and not later than one year [member]
ASSETS
Trading loans, securities, and other	3,867		2,873
Non-trading financial assets at fair value through profit or loss	69		314
Derivatives	2,525		2,222
Financial assets designated at fair value through profit or loss	107		83
Financial assets at fair value through other comprehensive income	4,886		6,426
Debt securities at amortized cost, net of allowance for credit losses	5,498		764
Securities purchased under reverse repurchase agreements	4,204		1,765
Loans
Residential mortgages	10,481		11,719
Consumer instalment and other personal	3,893		3,544
Business and government	8,672		8,830
Total loans	23,046		24,093
Loans, net of allowance for loan losses	23,046		24,093
Land, buildings, equipment, and other depreciable assets	9
Other assets	470		103
Total assets	44,681		38,643
LIABILITIES
Trading deposits	1,639		3,185
Derivatives	2,012		1,763
Securitization liabilities at fair value	345		387
Financial liabilities designated at fair value through profit or loss	5,251		20,907
Deposits
Personal	7,288		7,583
Banks	28		6
Business and government	7,214		10,670
Total deposits	14,530		18,259
Obligations related to securities sold short	707		1,171
Obligations related to securities sold under repurchase agreements	4,952		30
Securitization liabilities at amortized cost	404		342
Insurance-related liabilities	305		318
Other liabilities	1,048		641
Total liabilities and equity	31,193		47,003
Off-balance sheet commitments
Total off-balance sheet commitments	14,862		12,552
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	14,289		12,034
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	165
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	408		97
Later than nine months and not later than one year [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			244
Later than nine months and not later than one year [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			177
Over 1 year to 2 years [member]
ASSETS
Trading loans, securities, and other	9,732		15,672
Non-trading financial assets at fair value through profit or loss	1,430		1,301
Derivatives	6,314		5,610
Financial assets designated at fair value through profit or loss	930		404
Financial assets at fair value through other comprehensive income	25,305		18,205
Debt securities at amortized cost, net of allowance for credit losses	12,386		8,791
Securities purchased under reverse repurchase agreements	29		44
Loans
Residential mortgages	38,182		34,029
Consumer instalment and other personal	14,594		17,256
Business and government	35,439		21,078
Total loans	88,215		72,363
Loans, net of allowance for loan losses	88,215		72,363
Land, buildings, equipment, and other depreciable assets	29
Other assets	150		169
Total assets	144,520		122,559
LIABILITIES
Trading deposits	3,510		2,430
Derivatives	5,438		5,546
Securitization liabilities at fair value	2,495		1,656
Financial liabilities designated at fair value through profit or loss			356
Deposits
Personal	10,095		9,374
Business and government	14,378		34,130
Total deposits	24,473		43,504
Obligations related to securities sold short	4,888		3,351
Obligations related to securities sold under repurchase agreements	4,873		47
Securitization liabilities at amortized cost	1,642		2,098
Insurance-related liabilities	963		940
Other liabilities	1,304		3,339
Total liabilities and equity	49,586		63,267
Off-balance sheet commitments
Total off-balance sheet commitments	44,417		28,977
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	43,760		27,207
Over 1 year to 2 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	657
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			81
Over 1 year to 2 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			936
Over 1 year to 2 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			753
Over 2 years to 5 years [member]
ASSETS
Trading loans, securities, and other	23,624		25,939
Non-trading financial assets at fair value through profit or loss	1,425		1,803
Derivatives	10,004		8,652
Financial assets designated at fair value through profit or loss	1,253		1,725
Financial assets at fair value through other comprehensive income	23,667		40,289
Debt securities at amortized cost, net of allowance for credit losses	62,145		45,127
Securities purchased under reverse repurchase agreements	307		52
Loans
Residential mortgages	138,912		101,591
Consumer instalment and other personal	68,961		61,736
Business and government	70,478		71,071
Total loans	278,351		234,398
Loans, net of allowance for loan losses	278,351		234,398
Land, buildings, equipment, and other depreciable assets	299
Other assets	125		157
Total assets	401,200		358,142
LIABILITIES
Trading deposits	3,455		4,014
Derivatives	11,084		8,148
Securitization liabilities at fair value	6,706		7,499
Financial liabilities designated at fair value through profit or loss	4		1
Deposits
Personal	7,923		9,670
Banks	4		3
Business and government	52,852		46,188
Total deposits	60,779		55,861
Obligations related to securities sold short	9,789		9,882
Obligations related to securities sold under repurchase agreements	4		12
Securitization liabilities at amortized cost	8,799		6,586
Insurance-related liabilities	1,676		1,612
Other liabilities	1,402		1,663
Subordinated notes and debentures	200
Total liabilities and equity	103,898		95,278
Off-balance sheet commitments
Total off-balance sheet commitments	108,826		114,644
Over 2 years to 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	107,951		111,281
Over 2 years to 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	875
Over 2 years to 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			2,332
Over 2 years to 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			1,031
Over 5 years [member]
ASSETS
Trading loans, securities, and other	27,554		19,014
Non-trading financial assets at fair value through profit or loss	1,879		1,488
Derivatives	15,569		12,788
Financial assets designated at fair value through profit or loss	581		699
Financial assets at fair value through other comprehensive income	26,957		28,594
Debt securities at amortized cost, net of allowance for credit losses	95,852		65,401
Loans
Residential mortgages	44,047		62,855
Consumer instalment and other personal	28,038		28,236
Business and government	65,144		61,266
Total loans	137,229		152,357
Loans, net of allowance for loan losses	137,229		152,357
Land, buildings, equipment, and other depreciable assets	4,384
Other assets	171		97
Total assets	310,176		280,438
LIABILITIES
Trading deposits	1,220		1,622
Derivatives	17,254		13,781
Securitization liabilities at fair value	2,669		1,942
Financial liabilities designated at fair value through profit or loss	11		9
Deposits
Personal	37		21
Banks	5		7
Business and government	3,386		7,594
Total deposits	3,428		7,622
Obligations related to securities sold short	14,986		12,115
Securitization liabilities at amortized cost	3,225		2,918
Insurance-related liabilities	1,033		874
Other liabilities	5,633		138
Subordinated notes and debentures	11,277		10,725
Total liabilities and equity	60,736		51,746
Off-balance sheet commitments
Total off-balance sheet commitments	4,896		9,777
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,343		5,856
Over 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	553
Over 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments			3,365
Over 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments			556
No specific maturity [member]
ASSETS
Interest-bearing deposits with banks	2,167		957
Trading loans, securities, and other	57,479		70,228
Non-trading financial assets at fair value through profit or loss	794		743
Financial assets at fair value through other comprehensive income	2,579		1,841
Debt securities at amortized cost, net of allowance for credit losses	(2)		(1)
Loans
Consumer instalment and other personal	60,467		60,103
Credit card	32,334		36,564
Business and government	23,309		21,773
Total loans	116,110		118,440
Allowance for loan losses	(8,289)		(4,447)
Loans, net of allowance for loan losses	107,821		113,993
Goodwill	17,148		16,976
Other intangibles	2,125		2,503
Land, buildings, equipment, and other depreciable assets	5,317		5,513
Deferred tax assets	2,444		1,799
Other assets	9,933		9,624
Total assets	219,979		233,492
Deposits
Personal	565,932		445,424
Banks	14,101		8,354
Business and government	313,129		221,538
Total deposits	893,162		675,316
Obligations related to securities sold short	1,020		882
Insurance-related liabilities	2,259		1,953
Other liabilities	7,342		6,609
Equity	95,499		87,701
Total liabilities and equity	999,282		772,461
Off-balance sheet commitments
Total off-balance sheet commitments	1,309		1,294
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,309		1,294
No specific maturity [member] | TD Schwab [member]
Loans
Investment	$ 12,174
No specific maturity [member] | TD Ameritrade [member]
Loans
Investment			$ 9,316